Offerings	Mar. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	10,425,000
Proposed Maximum Offering Price per Unit	9.21
Maximum Aggregate Offering Price	$ 96,014,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,259.57
Offering Note	Represents the primary issuance of up to 10,425,000 shares of common stock, par value $0.001 per share ("Common Stock"), of the Registrant, consisting of (i) 75,000 shares of Common Stock issuable upon the exercise of warrants originally issued in a private placement (the "Private Placement Warrants") in connection with the initial public offering of Churchill Capital Corp X ("CCX) by the holders thereof, and (ii) 10,350,000 shares of Common Stock issuable upon the exercise of the public warrants originally issued in the initial public offering of CCX (the "Public Warrants" and, together with the Private Placement Warrants, the "Warrants") by the holders thereof. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rule 457(c) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price per share is $9.21 (the average of the high and low prices of our Common Stock as reported on The New York Stock Exchange ("NYSE") on March 30, 2026).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	75,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents up to 75,000 Private Placement Warrants registered for resale by the selling securityholders identified in this registration statement. In accordance with Rule 457(i), the entire registration fee for the Private Placement Warrants is allocated to the shares of Common Stock underlying the Private Placement Warrants, and no separate fee is payable for the registration of the resale of the Private Placement Warrants. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	121,829,432
Proposed Maximum Offering Price per Unit	9.21
Maximum Aggregate Offering Price	$ 1,122,049,068.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 154,954.98
Offering Note	Represents up to 121,829,432 shares of Common Stock registered for resale by the selling securityholders named in this registration statement, consisting of up to: (1) 12,654,760 shares of Common Stock issued pursuant to those certain subscription agreements, dated September 8, 2025, by and among the Registrant (f/k/a Churchill Capital Corp X) and the investors party thereto; (ii) 10,350,000 shares of Common Stock (including up to 1,500,000 shares subject to vesting and forfeiture conditions issued to Churchill Sponsor X, LLC (the "Sponsor") pursuant to and subject to the terms of the Amended and Restated Letter Agreement, dated as of September 8, 2025, by and among the Registrant and the Sponsor; (iii) 300,000 shares of Common Stock originally issued in a private placement pursuant to that certain Private Placement Units Purchase Agreement, dated May 13, 2025, by and among the Registrant and the Sponsor; (iv) 98,449,672 shares of Common Stock issued to former securityholders of ColdQuanta, Inc. ("Legacy Infleqtion") pursuant to the Agreement and Plan of Merger and Reorganization, dated as of September 8, 2025, by and among the Registrant (f/k/a Churchill Capital Corp X), AH Merger Sub I, Inc., AH Merger Sub II, LLC and Legacy Infleqtion; and (v) 75,000 shares issuable upon the exercise of the Private Placement Warrants. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Pursuant to Rule 457(c) promulgated under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price per share is $9.21 (the average of the high and low prices of our Common Stock as reported on NYSE on March 30, 2026).